Equity Investments (Narrative) (Details) $ in Millions							1 Months Ended					3 Months Ended	12 Months Ended
	May 10, 2016	Mar. 01, 2016	Dec. 01, 2015 USD ($) in shares	Mar. 02, 2015 USD ($) shares	Dec. 01, 2014	Mar. 01, 2014	Apr. 30, 2016 in	Mar. 31, 2016	Dec. 31, 2015 USD ($) state city mi	Jan. 31, 2015 USD ($) joint_venture	Dec. 31, 2014	Mar. 31, 2015 joint_venture	Dec. 31, 2015 USD ($) state city mi shares	Dec. 31, 2014 shares
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares													2,345,339	4,704,221
General partner interest maintained, percent			2.00%	2.00%	2.00%	2.00%					2.00%
Distributions received from affiliates													$ 89.1
Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
General partner interest maintained, percent	2.00%	2.00%						2.00%
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares													151,907	94,085
Phillips 66 Partners Terminal LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									70.00%				70.00%
Supermajority, percentage									80.00%				80.00%
Paradigm Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									50.00%				50.00%
Sand Hills/Southern Hills/ Explorer [Member] | Phillips 66 [Member]
Schedule of Equity Method Investments [Line Items]
The percentage of Phillips 66's equity interest owned that was acquired, percentage				100.00%
DCP Sand Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									33.34%				33.34%
DCP Sand Hills Pipeline, LLC [Member] | Sand Hills Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Pipeline length in miles | mi									1,190				1,190
DCP Southern Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									33.34%				33.34%
Basis difference									$ (98.4)				$ (98.4)
Amortization period of basis difference, in years													46 years
DCP Southern Hills Pipeline, LLC [Member] | Southern Hills Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Pipeline length in miles | mi									940				940
Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									19.46%				19.46%
Basis difference									$ 82.3				$ 82.3
Explorer Pipeline Company [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Amortization period of basis difference, in years													12 years
Explorer Pipeline Company [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Amortization period of basis difference, in years													18 years
Explorer Pipeline Company [Member] | Explorer Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Pipeline length in miles | mi									1,830				1,830
Number of states to which refined petroleum product is transported | state									16				16
Explorer Pipeline Company [Member] | Explorer Pipeline [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Number of cities to which refined petroleum product is transported | city									70				70
Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									40.00%				40.00%
Bayou Bridge Pipeline LLC [Member] | Bayou Bridge Pipeline, Segment From Nederland, Texas To Lake Charles, Louisiana [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Diameter of pipeline, in inches | in							30
Bayou Bridge Pipeline LLC [Member] | Bayou Bridge Pipeline, Segment From Lake Charles, Louisiana To St. James, Louisiana [Member]
Schedule of Equity Method Investments [Line Items]
Diameter of pipeline, in inches | in			24
Bayou Bridge Pipeline LLC [Member] | Energy Transfer Partners [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by co-venturer, percentage			30.00%
Bayou Bridge Pipeline LLC [Member] | Sunoco Logistics Partners [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by co-venturer, percentage			30.00%
Paradigm Energy Partners, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Number of joint ventures formed to develop midstream logistics infrastructure in North Dakota | joint_venture										2		2
Paradigm Energy Partners, LLC [Member] | Phillips 66 Partners Terminal LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage										70.00%
Paradigm Energy Partners, LLC [Member] | Paradigm Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage										50.00%
Cash paid for equity method investment interest acquired										$ 4.9
Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member] | General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares				139,538
Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member] | Phillips 66 [Member]
Schedule of Equity Method Investments [Line Items]
Total consideration for the transaction				$ 1,010.0
Cash consideration				880.0
Transaction costs expensed				$ 0.9
Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member] | Phillips 66 [Member] | Common Units [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares				1,587,376
Phillips 66 [Member] | DCP Sand Hills Pipeline, LLC [Member] | Phillips 66 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired				33.34%								33.34%
Phillips 66 [Member] | DCP Southern Hills Pipeline, LLC [Member] | Phillips 66 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired				33.34%								33.34%
Phillips 66 [Member] | Explorer Pipeline Company [Member] | Phillips 66 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired				19.46%								19.46%
Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member] | General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares			12,369
Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member] | Phillips 66 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired			40.00%						40.00%
Total consideration for the transaction			$ 69.6
Cash consideration			$ 34.8
Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member] | Phillips 66 [Member] | Common Units [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares			606,056